CTIVP® – Westfield Mid Cap Growth Fund
First Quarter Report
March 31, 2026 (Unaudited)
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
CTIVP® – Westfield Mid Cap Growth Fund, March 31, 2026 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 97.9%
Issuer	Shares	Value ($)
Communication Services 2.8%
Entertainment 2.8%
Live Nation Entertainment, Inc.(a)	44,450	6,779,069
Total Communication Services		6,779,069
Consumer Discretionary 16.1%
Hotels, Restaurants & Leisure 6.9%
DoorDash, Inc., Class A(a)	24,330	3,653,150
Hilton Worldwide Holdings, Inc.	24,880	7,565,510
Royal Caribbean Cruises Ltd.	20,640	5,679,715
Total		16,898,375
Household Durables 1.5%
Garmin Ltd.	15,670	3,635,597
Specialty Retail 4.0%
AutoZone, Inc.(a)	1,201	4,056,714
Ross Stores, Inc.	26,020	5,636,712
Total		9,693,426
Textiles, Apparel & Luxury Goods 3.7%
Amer Sports, Inc.(a)	55,890	1,839,899
Tapestry, Inc.	51,520	7,269,987
Total		9,109,886
Total Consumer Discretionary		39,337,284
Energy 4.8%
Oil, Gas & Consumable Fuels 4.8%
Cheniere Energy, Inc.	12,470	3,538,487
Diamondback Energy, Inc.	20,160	3,987,447
Targa Resources Corp.	16,740	4,197,220
Total		11,723,154
Total Energy		11,723,154
Financials 13.0%
Banks 1.1%
Fifth Third Bancorp	58,380	2,712,335
Capital Markets 9.4%
Ares Management Corp., Class A	53,950	5,885,945
LPL Financial Holdings, Inc.	18,020	5,420,957
Moody’s Corp.	6,790	2,962,137
Common Stocks (continued)
Issuer	Shares	Value ($)
MSCI, Inc.	11,762	6,339,836
Robinhood Markets, Inc., Class A(a)	34,650	2,401,245
Total		23,010,120
Financial Services 1.0%
Corpay, Inc.(a)	7,800	2,269,722
Insurance 1.5%
American International Group, Inc.	49,390	3,716,597
Total Financials		31,708,774
Health Care 15.0%
Biotechnology 10.2%
Alnylam Pharmaceuticals, Inc.(a)	13,391	4,430,680
Ascendis Pharma A/S ADR(a)	34,160	7,813,417
Insmed, Inc.(a)	34,590	5,656,157
Legend Biotech Corp., ADR(a)	54,210	980,659
Natera, Inc.(a)	22,340	4,467,776
Revolution Medicines, Inc.(a)	16,970	1,650,332
Total		24,999,021
Health Care Equipment & Supplies 1.7%
IDEXX Laboratories, Inc.(a)	7,229	4,061,903
Health Care Providers & Services 3.1%
Cencora, Inc.	23,907	7,510,145
Total Health Care		36,571,069
Industrials 30.6%
Aerospace & Defense 12.0%
Axon Enterprise, Inc.(a)	18,482	7,849,121
FTAI Aviation Ltd.	11,100	2,719,500
Howmet Aerospace, Inc.	68,120	15,698,935
Rocket Lab Corp.(a)	47,800	3,069,716
Total		29,337,272
Construction & Engineering 5.0%
Comfort Systems U.S.A., Inc.	3,957	5,456,664
Quanta Services, Inc.	12,460	6,840,789
Total		12,297,453

CTIVP® – Westfield Mid Cap Growth Fund  | 2026

Portfolio of Investments  (continued)
CTIVP® – Westfield Mid Cap Growth Fund, March 31, 2026 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Electrical Equipment 10.3%
AMETEK, Inc.	16,180	3,468,345
Rockwell Automation, Inc.	10,275	3,687,492
Vertiv Holdings Co.	71,520	17,921,481
Total		25,077,318
Ground Transportation 2.6%
CSX Corp.	89,200	3,661,660
JB Hunt Transport Services, Inc.	12,490	2,646,631
Total		6,308,291
Trading Companies & Distributors 0.7%
Fastenal Co.	34,330	1,592,912
Total Industrials		74,613,246
Information Technology 13.2%
Electronic Equipment, Instruments & Components 0.5%
Coherent Corp.(a)	5,590	1,331,594
IT Services 4.5%
Cloudflare, Inc.(a)	29,750	6,138,615
MongoDB, Inc.(a)	9,020	2,207,825
Snowflake, Inc., Class A(a)	17,660	2,663,481
Total		11,009,921
Semiconductors & Semiconductor Equipment 3.7%
Astera Labs, Inc.(a)	14,440	1,582,624
Entegris, Inc.	20,080	2,354,179
Marvell Technology, Inc.	33,840	3,351,852
NXP Semiconductors NV	8,530	1,679,216
Total		8,967,871
Software 3.4%
Fair Isaac Corp.(a)	2,041	2,178,849
Samsara, Inc., Class A(a)	111,230	3,524,879
Zscaler, Inc.(a)	18,600	2,609,394
Total		8,313,122
Common Stocks (continued)
Issuer	Shares	Value ($)
Technology Hardware, Storage & Peripherals 1.1%
Everpure Storage, Inc., Class A(a)	44,840	2,647,354
Total Information Technology		32,269,862
Materials 0.6%
Metals & Mining 0.6%
Freeport-McMoRan, Inc.	23,440	1,377,803
Total Materials		1,377,803
Utilities 1.8%
Independent Power and Renewable Electricity Producers 1.8%
Vistra Corp.	30,020	4,512,907
Total Utilities		4,512,907
Total Common Stocks (Cost $205,780,516)		238,893,168

Money Market Funds 1.9%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 3.790%(b),(c)	4,654,702	4,652,840
Total Money Market Funds (Cost $4,652,858)		4,652,840
Total Investments in Securities (Cost: $210,433,374)		243,546,008
Other Assets & Liabilities, Net		602,388
Net Assets		244,148,396
CTIVP® – Westfield Mid Cap Growth Fund  | 2026

Portfolio of Investments  (continued)
CTIVP® – Westfield Mid Cap Growth Fund, March 31, 2026 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at March 31, 2026.
(c)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended March 31, 2026 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 3.790%
	2,035,531	23,752,014	(21,134,870)	165	4,652,840	(341)	50,380	4,654,702
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements included within the most recent financial statements and additional information.

CTIVP® – Westfield Mid Cap Growth Fund  | 2026

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1QT7040_(05/26)